Business Concentration and Risks (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Accounts Receivable [Member] | One Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%		17.00%
Revenue Benchmark [Member] | One Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	78.00%	42.00%
Accounts Payable [Member] | One Vendor [Member] | Product Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%		0.00%
Purchases [Member] | One Vendor [Member] | Product Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	77.00%	47.00%